Operating and maintenance costs (Tables)	12 Months Ended
Mar. 31, 2025
Operating Costs and Expenses [Abstract]
Schedule of operating and maintenance costs [Table Text Block]
	2025	2024

Digital currency mining	$82,041	$73,570
High performance computing hosting	6,118	2,738
Total	$88,159	$76,308